Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions Used to Compute Fair Value

The following table summarizes assumptions used to compute the fair value of options granted:

	June 30, 2024	June 30, 2023
Stock price	$0.29 - 0.61	$8.22 - 9.56
Exercise price	$0.29 - 5.00	$11.98
Expected volatility	75.00 - 85.00%	80.00 - 99.03%
Expected term (in years)	5.75 - 10.00	5.25 - 6.08
Risk-free interest rate	4.20 - 4.50%	3.46 - 4.31%

The following table summarizes assumptions used to compute the fair value of options granted:

	December 31, 2023	December 31, 2022
Stock price	$8.38 - 11.98	$1.54
Exercise price	$8.38 - 11.98	$1.04
Expected volatility	80.00 - 110.95%	53.61 - 55.30%
Expected term (in years)	5.00 - 6.08	5.94 - 6.08
Risk-free interest rate	3.46 - 4.31%	1.95 - 2.85%

Summary of Stock Option Activity

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2023	14,962	$293.50	8.43	$103,662
Granted	27,970	145.70	9.87
Exercised	—	—
Expired	—	—
Forfeited	(9,283)	239.11
Outstanding at June 30, 2024	33,649	$185.69	9.17	$1,807
Exercisable at June 30, 2024	8,675	$248.23	8.34	$1,807

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2021	14,634	$57.50	7.20	$369,102
Retroactive application of recapitalization (Note 4)	(6,024)	36.05
Outstanding at December 31, 2021, after effect of Merger (Note 4)	9,610	93.55
Granted	4,702	138.50
Exercised	(171)	62.00		10,835
Expired	(2,411)	69.00
Forfeited	(4,310)	129.50
Outstanding at December 31, 2022	7,420	$106.44	7.95	$3,433,946
Granted	16,440	500.50
Exercised	(353)	109.56		4,440
Expired	(258)	598.50
Forfeited	(8,287)	538.00
Outstanding at December 31, 2023	14,962	$293.50	8.43	$103,662
Exercisable at December 31, 2023	6,900	$211.50	7.56	$103,251

Summary of Activity with Respect Status of, RSUs

A summary of the activity with respect to, and status of, RSUs during the six months ended June 30, 2024 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	—	$—
Granted	17,851	26.64
Vested	—	—
Forfeited	(293)	14.65
Outstanding at June 30, 2024	17,558	$26.84